DISCONTINUED OPERATIONS - General information (Details) - CAD ($) $ in Millions		3 Months Ended	12 Months Ended
	Jan. 24, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Discontinued operations
DISCONTINUED OPERATIONS
Gain on disposal of businesses				$ 14.6
4Degrees Inc. Colocation data centers
DISCONTINUED OPERATIONS
Amount received from discontinued operations	$ 261.6
Gain on disposal of businesses		$ 118.0
The amount deferred from the proceeds received on discontinued operations	$ 53.0
Tax benefit on discontinued operations			$ 18.5
English-language newspaper operations
DISCONTINUED OPERATIONS
Gain on disposal of businesses				$ 14.6